Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Expense

As of December 31, 2024 the Company was a party to seven vehicle lease agreements. All vehicle lease agreements are for 36 months periods.

	Year ended December 31,
(in thousands)	2024	2023	2022

The components of lease expense were as follows: Operating leases expenses	$324	$863	$1,037

Cash flow information related to operating leases: Cash used in operating activities	$312	$766	$875

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$25	$689	$179

Schedule of Operating Leases

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:

	December 31,
(in thousands)	2024	2023
Other assets - ROU assets	$1,176	$2,161
Accumulated amortization	648	1,120
Operating lease ROU assets, net	$528	$1,041

Lease liabilities – current - Accounts payable and accrued liabilities	$235	$346
Lease liabilities – noncurrent	299	686
Total operating lease liabilities	$534	$1,032

Weighted average remaining lease term in years	2.85	3.3
Weighted average annual discount rate	8.5%	6.7%

Schedule of Maturities of Undiscounted Operating Lease Liabilities

Maturities of undiscounted operating lease liabilities as of December 31, 2024, were as follows:

2025	$275
2026	125
2027	121
2028	88
Total undiscounted lease liability	609
Less: Imputed interest	(75)
Present value of lease liabilities	$534